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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment / /                     Amendment No.:    _______
       This Amendment (Check only one):         / / is a restatement.
                                                / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Deborah Carlson
Address:        c/o Amelia Peabody Foundation
                One Hollis Street
                Wellesley, MA 02482

Form 13F File Number:        028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson    Wellesley, Massachusetts    April 30, 2003

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation

                                      - 2 -
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:   $ 788 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                   Deborah Carlson Form 13F Information Table

        COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
                                                     Value     Shrs or   Sh/ Put/   Investment     Other       Voting Authority
     Name of Issuer   Title of Class     CUSIP     (X $1000)   Prn Amt   Prn Call   Discretion    Managers   Sole    Shared   None
Amer Int'l Group          Common       026874107          10       200      SH         Sole                    200
Beverly National          Common       088115100          46     2,100      SH         Sole                  2,100
Cinergy Corp.             Common       172474108          50     1,500      SH         Sole                  1,500
CVS Corp.                 Common       126650100          12       500      SH         Sole                    500
Duke Energy               Common       264399585          13     1,000      SH         Sole                  1,000
Energy East Corp.         Common       29266M109          71     4,000      SH         Sole                  4,000
Energy East Capital     Preferred      29267G200          53     2,000      SH         Sole                  2,000
Great Plains              Common       391164100          72     3,000      SH         Sole                  3,000
IBM                       Common       459200101          24       300      SH         Sole                    300
Johnson & Johnson         Common       478160104          29       500      SH         Sole                    500
JP Morgan Chase           Common       46625H100          24     1,000      SH         Sole                  1,000
Microsoft                 Common       594918104          19       800      SH         Sole                    800
New Plan Excel            Common       648053106          49     2,500      SH         Sole                  2,500
Petroleo                  Common       71654V408          15     1,000      SH         Sole                  1,000
Pfizer                    Common       717081103          22       700      SH         Sole                    700
Proctor & Gamble          Common       742718109          27       300      SH         Sole                    300
Royal Dutch ADR           Common       780257804          33       800      SH         Sole                    800
Stanley Works             Common       854616109          19       800      SH         Sole                    800
Teco Energy               Common       872375100          21     2,000      SH         Sole                  2,000
Tenn Valley Ser. A      Preferred      880591409          53     2,000      SH         Sole                  2,000
Torch Offshore            Common       891019101          15     3,000      SH         Sole                  3,000
UBS Tactical              Common       90262E301          76     4,023      SH         Sole                  4,023
XL Capital Ltd            Common       G98255105          35       500      SH         Sole                    500

                                                         788